Net Income/(Loss) Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ordinary Shares [Member] | Employee Share Options [Member]
Net Income Per Share [Line Items]
Shares excluded from computation of earnings per share	35,000	28,315